SCHEDULE OF CONVERTIBLE PROMISSORY NOTES RELATED PARTIES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Convertible Promissory Note Related Parties One [Member]
Debt Instrument [Line Items]
Long term debt, gross	$ 7,500,000
Convertible Promissory Notes Related Parties [Member]
Debt Instrument [Line Items]
Long term debt, gross	7,500,000
Less: Current portion
Total	$ 7,500,000